Note 6 - Intangible Assets	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
6.	Intangible assets

	2017	2016	2015
Cost:
Opening balance as at January 1,	1,388,399	1,388,399	1,272,123
Additions	1,000,000	-	116,276
Closing balance as at December 31,	2,388,399	1,388,399	1,388,399

Accumulated amortization:
Opening balance as at January 1,	493,815	356,289	222,031
Amortization	179,392	137,526	134,258
Closing balance as at December 31,	673,207	493,815	356,289

Net book value as at December 31,	1,715,192	894,584	1,032,110

All intangible assets are related to licensing agreements and have a finite life.

During the year ended
December 31, 2015,
the Company entered into an exclusive worldwide license with Yamaguchi University (Yamaguchi) in Japan to exploit Yamaguchi’s patent rights related to retinoid agonists as an anti-fibrotic agent in corneal and retinal repair. During the year ended
December 31, 2015,
the Company paid Yamaguchi a license fee of
$100,000
plus accumulated legal costs, which were recorded as an intangible asset, and is responsible for additional payments upon achieving certain clinical and regulatory milestones and royalties on related product sales (see note
14
).

On
March 29, 2017
the Company entered into an exclusive licensing agreement with Galderma Research & Development SNC (Galderma) to obtain access to retinoic acid receptor gamma agonist compounds and was granted exclusive rights to use these in non-dermatological indications. In accordance with this agreement, the Company has paid a one
-time license fee of
$1
million, which was recorded as an intangible asset, and is committed to making certain future payments based on successful achievement of specific development and commercialisation milestones related to the licensed Galderma compounds (see note
14
).